UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.7%
New York 88.7%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	1,081,870
Series A, 5.75%, 11/15/2022	1,000,000	1,143,330
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	5,149,755
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,460,020
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,635,400
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	2,923,675
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012, INS: AGMC	10,000,000	10,000,000
Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,541,750
Long Island, NY, Power Authority, Series A, 5.0%, 5/1/2038	2,000,000	2,183,980
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,233,560
Series A, 5.5%, 11/15/2039	5,000,000	5,620,900
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022, INS: AGMC	1,575,000	1,804,714
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013, INS: NATL	1,050,000	1,086,162
6.0%, 3/1/2014, INS: NATL	1,040,000	1,117,355
6.0%, 3/1/2017, INS: NATL	1,410,000	1,650,631
6.0%, 3/1/2018, INS: NATL	1,130,000	1,340,813
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	740,000	815,184
6.0%, 7/1/2021, INS: NATL	850,000	1,063,775
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,867,300
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	2,845,000	3,042,187
5.5%, 1/1/2017	4,890,000	5,804,479
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023, INS: NATL	3,000,000	3,898,590
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,252,880
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,524,477
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2031	3,500,000	3,980,970
Series D, 5.0%, 11/15/2034	1,000,000	1,101,650
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	1,185,000	1,365,464
Series C, 5.5%, 4/1/2017	4,000,000	4,727,400
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016, INS: AGMC (a)	2,000,000	2,228,760
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026, INS: NATL	5,000,000	5,442,350
Series A, 5.0%, 10/15/2029, INS: AMBAC	5,000,000	5,452,450
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,554,175
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	1,100,000	1,234,167
5.75%, 7/1/2018, INS: AGMC	2,250,000	2,653,425
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014, INS: AGMC	170,000	177,303
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018, INS: FGIC, NATL	3,120,000	3,448,723
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: FGIC, NATL	2,990,000	3,239,755
New York, State Dormitory Authority Revenue, Non State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,138,800
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: FGIC, NATL	2,325,000	2,726,923
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,832,359
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,253,700
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,519,850
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,348,810
Series A, 5.25%, 7/1/2034	5,000,000	5,911,650
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2032	2,000,000	2,211,080
Series A, 5.5%, 5/1/2037	1,500,000	1,685,280
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
Series B, 5.25%, 7/1/2024	865,000	940,783
Series A, 6.0%, 7/1/2040	1,500,000	1,737,390
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,263,310
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,746,275
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,486,060
Series C, 5.0%, 7/1/2040	2,750,000	3,071,585
Series A, 5.0%, 7/1/2041	2,000,000	2,261,420
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,232,880
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Yeshiva University:
Series A, 5.0%, 11/1/2031	1,000,000	1,120,700
5.0%, 9/1/2038	1,500,000	1,615,515
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,900,000	4,432,584
Series A, 5.0%, 3/15/2038	1,250,000	1,404,512
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,846,925
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,829,778
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: FGIC, NATL	2,000,000	2,276,880
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	55,000	62,492
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,443,128
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,301,500
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, 5.0%, 9/15/2030, INS: FGIC, NATL	4,000,000	4,328,000
Series A, 5.0%, 3/15/2039	5,150,000	5,783,192
New York, State Liberty Development Corp., Liberty Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,180,040
"3", 5.0%, 3/15/2044	1,190,000	1,261,281
New York, State Liberty Development Corp., Liberty Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,418,710
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,715,490
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021, INS: AMBAC	10,000,000	11,323,900
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,593,320
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	52,625
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,251,250
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	9,689,932
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-2, 0.15% **, 1/1/2033, LOC : California State Teacher's Retirement System	600,000	600,000
Series A-2, 5.25%, 11/15/2034	4,500,000	5,131,215
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,123,700
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	10,000	10,052
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: FGIC, NATL	10,000,000	10,826,900
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	4,000,000	4,502,040
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,140,569
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, 5.0%, 2/15/2030	4,000,000	4,466,360
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025, INS: FGIC, NATL	2,100,000	2,231,040
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,059,240
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation:
Series DD-3A, 0.16% **, 6/15/2043, SPA: U.S. Bank NA	3,000,000	3,000,000
Series FF, 5.0%, 6/15/2031	1,000,000	1,143,060
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series CC, 5.0%, 6/15/2045	2,000,000	2,238,900
Series A, 5.75%, 6/15/2040	4,000,000	4,834,560
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,122,150
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 5.0%, 5/1/2038	4,000,000	4,434,320
New York, NY, General Obligation:
Series B, 5.0%, 8/1/2026	3,085,000	3,545,066
Series H, 5.125%, 8/1/2018, INS: NATL	105,000	105,404
Series I-1, 5.375%, 4/1/2036	3,000,000	3,432,150
Series I-1, 5.625%, 4/1/2029	3,000,000	3,555,420
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project, 5.8%, 8/1/2016	610,000	611,897
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,776,150
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Series D, 5.55%, 11/15/2024, GTY: Covanta ARC LLC	3,760,000	3,812,565
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015, INS: FGIC, NATL	5,945,000	6,220,551
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013, INS: AGMC	500,000	519,900
5.5%, 4/1/2014, INS: AGMC	1,000,000	1,083,250
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	1,330,000	1,198,170
5.7%, 1/1/2028	3,250,000	2,554,110
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,364,720

		320,792,747
Puerto Rico 4.9%
Puerto Rico, Electric Power Authority Revenue, Series UU, 0.834% *, 7/1/2029, INS: AGMC	10,000,000	7,094,700
Puerto Rico, Highway & Transportation Authority Revenue:
Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,841,213
Series Z, 6.0%, 7/1/2018, INS: AGMC	1,275,000	1,520,591
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	5,137,450
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	2,295,000	2,003,512

		17,597,466
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	515,280

Total Municipal Bonds and Notes (Cost $305,573,404)		338,905,493
Municipal Inverse Floating Rate Notes (b) 12.8%
New York
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019, INS: AMBAC (c)	10,000,000	11,345,000
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 9.26%, 4/1/2019, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (c)	9,900,000	11,577,555
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.78%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (c)	10,000,000	11,537,900
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 19.81%, 6/15/2040, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (c)	10,000,000	11,763,400
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 17.765%, 11/1/2023, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $46,437,989)		46,223,855

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $352,011,393) †	106.5	385,129,348
Other Assets and Liabilities, Net	(6.5)	(23,451,689)

Net Assets	100.0	361,677,659

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2012.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2012.

†
The cost for federal income tax purposes was $351,253,999.  At May 31, 2012, net unrealized appreciation for all securities based on tax cost was $33,875,349. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,207,982 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,332,633.

(a) At May 31, 2012, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

At May 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

10/26/2012 10/26/2031	5,750,000	1	Fixed — 3.11%	Floating — LIBOR	(712,989)	—	(712,989)

Counterparty:
1	JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments..

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(d)	$—	$385,129,348	$—	$385,129,348
Total	$—	$385,129,348	$—	$385,129,348

Liabilities
Derivatives(e)	$—	$(712,989)	$—	$(712,989)
Total	$—	$(712,989)	$—	$(712,989)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(712,989)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012